Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Payments in advance	$ 40,753,991	$ 35,931,167
Other	2,709,030	2,327,872
Insurance	923,696	853,891
Total other assets	$ 44,386,717	$ 39,112,930